Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Aframax tankers	Jun. 30, 2014 LNG Carriers	Jan. 31, 2013 Shuttle tanker
Long-term Purchase Commitment [Line Items]
Number of vessels under construction			9	1
Purchase obligations
Payable amounts from July to December 2014	$ 77,738
Payable amounts in 2015	56,864
Payable amounts in 2016	297,663
Payable amounts in 2017	154,860
Total contractual purchase obligation	587,125
Amount paid	$ 48,457	$ 20,581			$ 4,500
Potential new contract with yard

However, the contract was suspended as the Company reconsidered the type of vessel to be constructed. A new proposal from the yard is currently being considered which provides that the amount of $4,500 already paid shall be considered as being part of the initial installment of a new-building that will be decided upon. In case an agreement for an alternative project is not reached, the amount of $4,500 may be considered by the yard as compensation against the Company’s default under the initial agreement and the yard may claim additional compensation if the amount is found insufficient to cover shipyard’s losses.